Cash and Cash Equivalents - Summary of Cash and Cash Equivalents by Currency (Detail) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash And Cash Equivalents	$ 151,989,905	$ 211,027,141
Chilean peso
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash And Cash Equivalents	137,208,062	190,978,864
Argentine peso
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash And Cash Equivalents	6,057,793	6,263,344
U.S. dollar
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash And Cash Equivalents	8,670,454	$ 13,784,933
Euros
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash And Cash Equivalents	$ 53,596